Exhibit 99.2 Schedule 1

Data Compare Summary (Total)

Run Date - 1/8/2024 8:24:33 AM

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
# of Units	3	28	10.71%	28
City	2	28	7.14%	28
First Interest Rate Change Date	2	4	50.00%	28
First Payment Change Date	2	4	50.00%	28
First Payment Date	0	28	0.00%	28
Index Type	2	4	50.00%	28
Interest Rate Change Frequency	2	4	50.00%	28
Interest Rate Life Cap	2	4	50.00%	28
Interest Rate Life Max	2	4	50.00%	28
Interest Rate Life Min	3	4	75.00%	28
Interest Rate Periodic Cap	2	4	50.00%	28
Lien Position	0	28	0.00%	28
Lookback Period	2	4	50.00%	28
Margin	2	4	50.00%	28
Neg Am	0	28	0.00%	28
Note Date	13	28	46.43%	28
Occupancy	8	28	28.57%	28
Original CLTV	12	28	42.86%	28
Original Interest Rate	13	28	46.43%	28
Original Loan Amount	0	28	0.00%	28
Original LTV	4	28	14.29%	28
Original P&I	27	28	96.43%	28
Payment Change Frequency	2	4	50.00%	28
PMI Company	3	5	60.00%	28
Prepayment Penalty	0	28	0.00%	28
Prepayment Penalty Period (months)	0	1	0.00%	28
Property Type	6	28	21.43%	28
Purpose	2	28	7.14%	28
Refi Purpose	3	7	42.86%	28
Rounding Method	2	4	50.00%	28
State	0	28	0.00%	28
Street	4	28	14.29%	28
Zip	5	28	17.86%	28
Total	130	565	23.01%	28